Loans - Troubled Debt Restructurings On Financing Receivables (Parenthetical) (Detail)	6 Months Ended
Sep. 30, 2023
Financing Receivable, Modifications [Line Items]
Financing Receivable, Modified, Weighted Average Interest Rate Decrease from Modification	1.20%
Financing receivable modified weighted average term increase from modification	7 months